Revenue (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2024 USD ($) customer	Sep. 30, 2023 USD ($) customer	Sep. 30, 2022 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from provision of services	$ 293	$ 640	$ 7,212
Number of major customers | customer	1	2
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from provision of services	$ 293	$ 640	359
Other Countries
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from provision of services			6,853
Performance obligations satisfied over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of customers | customer	13	6
SKA-Platform
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from provision of services	$ 293	$ 640	$ 7,212
SKA-Platform perpetual license
Disclosure of disaggregation of revenue from contracts with customers [line items]
Standard payable period for invoices	30 days
SKA-Platform as a service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Standard payable period for invoices	30 days
Maintenance and support
Disclosure of disaggregation of revenue from contracts with customers [line items]
Standard payable period for invoices	30 days
Professional services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Standard payable period for invoices	30 days